[LOGO] STATE STREET RESEARCH

Investment Trust                                                       [GRAPHIC]
--------------------------------------------------------------------------------
                                   Annual Report to Shareholders
                                   December 31, 2002

In This Report   Review of Fund Performance

                                    [GRAPHIC]

                                   plus
                                      A Message from the Chairman
                                      Comments from the Fund's Manager
                                      Key Facts and Financial Statements

--------------------------------------------------------------------------------

Contents

2   12-Month Review
    A look at the fund and its market
    environment over the past 12 months

4   Performance in Perspective
    The most recent performance in the
    context of the fund's track record

6   The Fund in Detail
    Portfolio holdings, financials and
    notes

From the Chairman

Will This Be the Year
that U.S. growth finally bounces back and the U.S. stock market stages a rebound? We are encouraged by a variety of signs that suggest better times for the year ahead, but no one can predict the performance of the economy or the financial markets. That makes it all the more important to have a long-term plan for your investments and to stay with it regardless of what is happening around you. You may have been unsettled by the market's volatility in the past three years. But remember, volatility also creates opportunities, especially in markets that have been beaten down.

[PHOTO]
Richard S. Davis

Keep in mind that every investor is different. Now may be a good time to talk to your investment professional about opportunities that make sense for your personal risk tolerance.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
December 31, 2002

[GRAPHIC]
12-Month Review Management's Discussion of Fund Performance Part 1

                           How State Street Research
                           Investment Trust Performed

State Street Research Investment Trust returned -27.11% for the 12-month period ended December 31, 2002.(1) That was less than the S&P 500 Index, which returned -22.09%,and the Lipper Large-Cap Core Funds Average, which returned -23.49% for the period.(2,3)

Reasons for the Fund's Performance

The fund's performance can be attributed to a weak stock market that persisted throughout the year. Not even a strong fourth quarter for stocks was able to offset losses that accumulated earlier in 2002.Weak stock selection in the Consumer Discretionary, Financial Services and Health Care sectors also detracted from performance. The fund lost ground with investments in media companies Gemstar and AOL Time Warner and money center banks J.P. Morgan Chase and Bank of New York. Within Health Care, biotechnology and pharmaceutical stocks hurt returns despite strong gains by Pharmacia, which merged with Pfizer during the period.

Our investments in Praxair, a chemical manufacturer, and International Paper made positive contributions to performance, as did defense-oriented companies, such as United Technologies and Lockheed Martin.

Looking Ahead

In 2003, we expect a modest and gradual improvement in the economy, corporate earnings and business spending. Stock valuations are more attractive because of the market's steep decline in 2002. However, risks also remain high. We have shifted our emphasis away from Consumer Discretionary stocks and concentrated on industrial and capital spending-oriented positions, which we expect to benefit from an improving economy.

More of Management's Discussion of Fund Performance on pages 4 and 5. [ ]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

-27.11% [DOWN ARROW]

"Stock valuations are more attractive because of the market's steep decline in 2002."

[PHOTO]
John Wilson
Lead Portfolio Manager, State Street Research Investment Trust

[PHOTO]
Greg Markel
Portfolio Manager, State Street Research Investment Trust

S&P 500 Index(2)

-22.09% [DOWN ARROW]

2 State Street Research Investment Trust

The Fund at a Glance as of 12/31/02

State Street Research Investment Trust focuses on long-term growth of capital.

Hits & Misses

[GRAPHIC]
United Technologies
Our investment in this international conglomerate, which manufactures aerospace and defense systems, performed well during the year. The company benefits from its product diversification and the prospect of increased defense spending. We continue to own the stock.

[GRAPHIC]
AOL Time Warner
The stock price of this Internet/Media conglomerate fell dramatically as the company failed to achieve synergies from its combined businesses. Advertising revenues declined and an SEC investigation also hurt the company's prospects. Because we are not optimistic about a near-term recovery, we sold the stock.

Total Net Assets: $1.4 billion

Top 10 Holdings

   Issuer/Security               % of fund net assets

1  Microsoft                                     4.3%

2  General Electric                              3.0%

3  Citigroup                                     2.7%

4  ExxonMobil                                    2.6%

5  Pfizer                                        2.5%

6  USA Interactive                               2.5%

7  Procter & Gamble                              2.4%

8  American International Group                  2.4%

9  Wal-Mart Stores                               2.3%

10 PepsiCo                                       2.3%

   Total                                        27.0%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 12/31/02(4)
(does not reflect sales charge)

1 Year            5 Years       10 Years
----------------------------------------
-27.11%            -2.86%         6.60%

S&P 500 Index as of 12/31/02(2)

1 Year            5 Years       10 Years
----------------------------------------
-22.09%            -0.58%        9.34%

Fund average annual total return as of 12/31/02(4,5)
(at maximum applicable sales charge)

1 Year            5 Years       10 Years
----------------------------------------
-31.30%            -4.00%        5.97%

See pages 4 and 5 for data on other share classes.

Top 5 Industries
by % of fund net assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2002

Drugs &
Biotechnology                                           11.6%
Miscellaneous Financial                                 8.9%
Retail                                                  7.9%
Computer Software                                       6.0%
Banks & Savings & Loan                                  5.9%

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2001

Drugs & Biotechnology                                  13.1%
Communications, Media & Entertainment                   7.6%
Electronics:
Semiconductors/ Components                              6.8%
Miscellaneous Financial                                 6.4%
Retail                                                  6.2%

Ticker Symbols
State Street Research Investment Trust

Class A: SITAX Class B(1): SITPX Class B: SITBX Class C: SITDX Class S: STSTX

(1)   Does not reflect sales charge.

(2) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5)   Performance reflects a maximum 5.75% Class A front-end sales charge.

[GRAPHIC]
Performance in Perspective Management's Discussion of Fund Performance Part 2

                  Performance Figures as of December 31, 2002

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period --say, five years--in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                                                  Life of Fund
                                            1 Year      5 Years      10 Years       (7/29/24)
----------------------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)            -27.11%      -13.51%        89.46%      758,183.53%
----------------------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)       -31.30%      -18.48%        78.57%      713,434.00%
----------------------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)       -31.30%       -4.00%         5.97%           11.97%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                  S&P
               Class A         500 Index

92               9425            10000
93              10359            11006
94               9961            11150
95              13233            15335
96              16015            18854
97              20645            25142
98              26657            32333
99              31922            39132
00              30040            35571
01              24499            31345
02              17857            24421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B(1) Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                                  Life of Fund
                                            1 Year      5 Years     10 Years        (7/29/24)
----------------------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)            -27.77%      -16.56%        76.59%      706,678.82%
----------------------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)       -31.38%      -17.87%        76.59%      706,678.82%
----------------------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)       -31.38%       -3.86%         5.85%           11.95%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                  S&P
              Class B(1)       500 Index

92              10000            10000
93              10936            11006
94              10452            11150
95              13782            15335
96              16559            18854
97              21163            25142
98              27144            32333
99              32277            39132
00              30152            35571
01              24447            31345
02              17659            24421
--------------------------------------------------------------------------------

4 State Street Research Investment Trust

--------------------------------------------------------------------------------
Class B Back Load
(only available through exchanges from another Class B account)

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within five years

o Annual distribution/service (12b-1) fee of 1.00% (this fee was voluntarily reduced to 0.70% from January 1, 2002 through April 30, 2002, 0.20% from May 1, 2002 through September 30, 2002, and 0.00% effective October 1, 2002.)

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                                  Life of Fund
                                            1 Year      5 Years     10 Years        (7/29/24)
----------------------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)            -27.11%      -15.13%        79.62%      718,776.03%
----------------------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)       -30.75%      -16.46%        79.62%      718,776.03%
----------------------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)       -30.75%       -3.53%         6.03%           11.98%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                  S&P
               Class B         500 Index

92              10000            10000
93              10936            11006
94              10452            11150
95              13782            15335
96              16559            18854
97              21163            25142
98              27144            32333
99              32300            39132
00              30318            35571
01              24642            31345
02              17962            24421
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                                                  Life of Fund
                                            1 Year      5 Years     10 Years        (7/29/24)
----------------------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)            -27.68%      -16.57%        76.69%      707,067.85%
Cumulative Total Return
(at maximum applicable sales charge)       -28.40%      -16.57%        76.69%      707,067.85%
Average Annual Total Return
(at maximum applicable sales charge)       -28.40%       -3.56%         5.86%           11.96%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                  S&P
               Class C         500 Index

92              10000            10000
93              10952            11006
94              10464            11150
95              13787            15335
96              16556            18854
97              21179            25142
98              27141            32333
99              32257            39132
00              30140            35571
01              24431            31345
02              17669            24421

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                                                  Life of Fund
                                            1 Year      5 Years     10 Years        (7/29/24)
----------------------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)            -26.93%      -12.23%        94.83%      779,665.64%
Cumulative Total Return
(at maximum applicable sales charge)       -26.93%      -12.23%        94.83%      779,665.64%
Average Annual Total Return
(at maximum applicable sales charge)       -26.93%       -2.57%         6.90%           12.10%

$10,000 Over Ten Years
(reflects maximum applicable sales charge)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                                  S&P
               Class S         500 Index

92              10000            10000
93              11020            11006
94              10638            11150
95              14156            15335
96              17197            18854
97              22197            25142
98              28747            32333
99              34501            39132
00              32554            35571
01              26664            31345
02              19483            24421

A Closer Look [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 Index (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. Performance includes periods prior to the creation of share classes, which resulted in new 12b-1 fees and which will reduce subsequent performance. No adjustment has been made for income taxes payable by shareholders on the income dividends or capital gains distributions.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

During the periods prior to 1990 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 20 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.

6 State Street Research Investment Trust

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Investment Trust is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Master Investment Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife") State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In managing its portfolio, the fund generally attempts to identify the industries that, over the long term, will grow faster than the economy as a whole.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. The annual service and distribution fees paid by Class B shares were voluntarily reduced to 0.70% from January 1, 2002, through April 30, 2002, 0.20% from May 1, 2002, through September 30, 2002, and 0.00% effective October 1, 2002. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, the most recent business day).The fund uses the following methods for determining the values of various types of securities:

o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq. If a security has not traded that day, or if it is not quoted on the Nasdaq, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest -- The fund accrues interest daily as it earns it.

o     Cash dividends -- The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it will not make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund -- The fund pays these directly. Examples include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust and each fund pays a proportional share. Examples include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from these estimates.

The text and notes are an integral part of the financial statements.

8 State Street Research Investment Trust

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2002

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

@ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

    Issuer                                                 Shares          Value
    ----------------------------------------------------------------------------

    Common Stocks 97.7% of net assets

    Automobiles & Transportation 0.9% of net assets
    ----------------------------------------------------------------------------

    Automotive Parts 0.9%
    Delphi Automotive Systems Corp.                     1,545,000    $12,437,250
                                                                   -------------
    Total Automobiles & Transportation                                12,437,250
                                                                   -------------
    Consumer Discretionary 14.1% of net assets
    ----------------------------------------------------------------------------

    Commercial Services 2.0%
    Cendant Corp.*                                      1,204,500     12,623,160
    Waste Management Inc.                                 662,100     15,175,332
                                                                   -------------
                                                                      27,798,492
                                                                   -------------
    Communications, Media & Entertainment 2.4%
    Viacom Inc. Cl. B*                                    692,466     28,224,914
    Walt Disney Co.                                       275,900      4,499,929
                                                                   -------------
                                                                      32,724,843
                                                                   -------------
    Consumer Electronics 0.6%
    Yahoo! Inc.*                                          512,700      8,382,645
                                                                   -------------
    Consumer Products 1.1%
    Avon Products Inc.                                    293,300     15,800,071
                                                                   -------------
    Restaurants 0.1%
    McDonald's Corp.                                       44,000        707,520
                                                                   -------------
    Retail 7.9%
    Gap Inc.                                              535,000      8,303,200
    Home Depot Inc.                                       992,150     23,771,914
    Kohl's Corp.*                                         196,700     11,005,365
    Lowes Companies Inc.                                   18,000        675,000
(6) USA Interactive*                                    1,497,700     34,327,284
(9) Wal-Mart Stores Inc.                                  649,100     32,786,041
                                                                   -------------
                                                                     110,868,804
                                                                   -------------
    Total Consumer Discretionary                                     196,282,375
                                                                   -------------
    Consumer Staples 5.8% of net assets
    ----------------------------------------------------------------------------

    Beverages 2.4%
    Pepsi Bottling Group Inc.                              39,500      1,015,150
(10)PepsiCo Inc.                                          772,800     32,627,616
                                                                   -------------
                                                                      33,642,766
                                                                   -------------
    Foods 1.0%
    Kraft Foods Inc.                                      340,900     13,271,237
                                                                   -------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2002

    Issuer                                                 Shares          Value
    ----------------------------------------------------------------------------

    Household Products 2.4%
(7) Procter & Gamble Co.                                  396,100    $34,040,834
                                                                   -------------
    Total Consumer Staples                                            80,954,837
                                                                   -------------

    Financial Services 19.4% of net assets
    ----------------------------------------------------------------------------

    Banks & Savings & Loan 5.9%
    Bank of America Corp.                                 258,000     17,949,060
    Bank of New York Co., Inc.                            449,000     10,758,040
    Bank One Corp.                                        536,200     19,598,110
    Wachovia Corp.                                        386,800     14,094,992
    Wells Fargo & Co.                                     417,400     19,563,538
                                                                   -------------
                                                                      81,963,740
                                                                   -------------

    Insurance 4.6%
    ACE Limited                                         1,045,100     30,663,234
(8) American International Group Inc.                     585,651     33,879,910
                                                                   -------------
                                                                      64,543,144
                                                                   -------------

    Miscellaneous Financial 8.9%
    American Express Co.                                  535,300     18,922,855
(3) Citigroup, Inc.                                     1,082,900     38,107,251
    Federal National Mortgage Association                 223,800     14,397,054
    MGIC Investment Corp.                                 187,700      7,752,010
    Morgan Stanley Dean Witter & Co.                      751,600     30,003,872
    Radian Group Inc.                                      20,600        765,290
    Willis Group Holdings Ltd.*                           484,731     13,897,238
                                                                   -------------
                                                                     123,845,570
                                                                   -------------
    Securities Brokerage & Services 0.0%
    Lehman Brothers Holdings Inc.                          13,000        692,770
                                                                   -------------
    Total Financial Services                                         271,045,224
                                                                   -------------

    Health Care 16.4% of net assets
    ----------------------------------------------------------------------------

    Drugs & Biotechnology 11.6%
    Abbott Laboratories Inc.                              173,000      6,920,000
    Amgen Inc.*                                           585,700     28,312,738
    Biogen Inc.*                                          332,900     13,335,974
    Bristol-Myers Squibb Co.                            1,110,500     25,708,075
    Eli Lilly & Co.                                       234,000     14,859,000
    Johnson & Johnson                                     265,100     14,238,521
    Novartis AG@                                          641,600     23,565,968
(5) Pfizer Inc.                                         1,123,525     34,346,160
                                                                   -------------
                                                                     161,286,436
                                                                   -------------

    Health Care Services 3.0%
    Anthem Inc.*                                          343,600     21,612,440
    Caremark Rx Inc.*                                   1,285,700     20,892,625
                                                                   -------------
                                                                      42,505,065
                                                                   -------------

    Hospital Supply 1.8%
    Boston Scientific Corp.*                              255,200     10,851,104
    Medtronic Inc.                                        326,200     14,874,720
                                                                   -------------
                                                                      25,725,824
                                                                   -------------
    Total Health Care                                                229,517,325
                                                                   -------------

    Integrated Oils 3.2% of net assets
    ----------------------------------------------------------------------------

    Integrated International 3.2%
(4) ExxonMobil Corp.                                    1,037,100     36,236,274
    Total Fina SA@                                        114,600      8,193,900
                                                                   -------------
    Total Integrated Oils                                             44,430,174
                                                                   -------------
    Materials & Processing 4.0% of net assets
    ----------------------------------------------------------------------------

    Chemicals 1.5%
    Air Products & Chemicals Inc.                          15,100        645,525
    Praxair Inc.                                          360,500     20,826,085
                                                                   -------------
                                                                      21,471,610
                                                                   -------------

    Gold & Precious Metals 0.9%
    Newmont Mining Corp.                                  412,900     11,986,487
                                                                   -------------

    Paper & Forest Products 1.6%
    International Paper Co.                               647,000     22,625,590
                                                                   -------------
    Total Materials & Processing                                      56,083,687
                                                                   -------------

    Other 3.6% of net assets
    ----------------------------------------------------------------------------

    Multi-Sector 3.6%
(2) General Electric Co.                                1,740,900     42,390,915
    Honeywell International Inc.                          327,500      7,860,000
                                                                   -------------
    Total Other                                                       50,250,915
                                                                   -------------

The text and notes are an integral part of the financial statements.

10 State Street Research Investment Trust

    Issuer                                              Shares          Value
    -------------------------------------------------------------------------

    Other Energy 5.8% of net assets
    -------------------------------------------------------------------------

    Oil & Gas Producers 3.2%
    Burlington Resources Inc.                          523,400    $22,323,010
    Ocean Energy Inc.                                1,101,700     22,000,949
                                                                -------------
                                                                   44,323,959
                                                                -------------
    Oil Well Equipment & Services 2.6%
    Halliburton Co.                                    231,700      4,335,107
    Nabors Industries Ltd*                             407,000     14,354,890
    Noble Corp.*                                       519,100     18,246,365
                                                                -------------
                                                                   36,936,362
                                                                -------------
    Total Other Energy                                             81,260,321
                                                                -------------
    Producer Durables 5.7% of net assets
    -------------------------------------------------------------------------

    Aerospace 3.1%
    Boeing Co.                                         133,300      4,397,567
    Lockheed Martin Corp.                              383,500     22,147,125
    United Technologies Corp.                          261,100     16,172,534
                                                                -------------
                                                                   42,717,226
                                                                -------------
    Electrical Equipment & Components 1.0%
    Emerson Electric Co.                               260,500     13,246,425
                                                                -------------
    Industrial Products 0.9%
    Agilent Technologies Inc.*                         684,600     12,295,416
                                                                -------------
    Machinery 0.5%
    Deere & Co.                                        160,100      7,340,585
                                                                -------------
    Production Technology Equipment 0.2%
    Novellus Systems Inc.*                             118,500      3,327,480
                                                                -------------
    Total Producer Durables                                        78,927,132
                                                                -------------
    Technology 13.5% of net assets
    -------------------------------------------------------------------------

    Communications Technology 1.7%
    Cisco Systems Inc.*                              1,837,200     24,067,320
                                                                -------------
    Computer Software 6.0%
(1) Microsoft Corp.*                                 1,168,800     60,426,960
    Oracle Systems Corp.*                              921,400      9,951,120
    SAP AG@                                            676,700     13,195,650
                                                                -------------
                                                                   83,573,730
                                                                -------------
    Computer Technology 3.9%
    Dell Computer Corp.*                               697,500     18,651,150
    Hewlett-Packard Co.                              1,047,806     18,189,912
    IBM Corp.                                          225,100     17,445,250
                                                                -------------
                                                                   54,286,312
                                                                -------------
    Electronics 0.2%
    Flextronics International Ltd.*                    390,700      3,199,833
                                                                -------------

    Electronics: Semiconductors/Components 1.7%
    Altera Corp.*                                      527,300      6,501,609
    Intel Corp.                                      1,067,900     16,627,202
                                                                -------------
                                                                   23,128,811
                                                                -------------
    Total Technology                                              188,256,006
                                                                -------------
    Utilities 5.3% of net assets
    -------------------------------------------------------------------------

    Cable Television & Radio 1.6%
    Comcast Corp.*                                     990,500     22,375,395
                                                                -------------

    Telecommunications 3.7%
    SBC Communications Inc.                            783,900     21,251,529
    Verizon Communications Inc.                        230,400      8,928,000
    Vodafone Group PLC@                              1,168,800     21,178,656
                                                                -------------
                                                                   51,358,185
                                                                -------------
    Total Utilities                                                73,733,580
                                                                -------------

    Total Common Stocks                                         1,363,178,826(a)
                                                                -------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $1,260,287,924 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2002

                                              Coupon       Maturity       Amount of
Issuer                                         Rate          Date         Principal         Value
----------------------------------------------------------------------------------------------------
Commercial Paper 2.6% of net assets

American Express Credit Corp.                  1.18%       1/02/2003     $13,784,000     $13,783,548
Morgan Stanley Dean Witter & Co.               1.40%       1/03/2003       9,437,000       9,436,266
Merck & Co. Inc.                               1.30%       1/14/2003      13,332,000      13,325,742
                                                                                       -------------
Total Commercial Paper                                                                    36,545,556(a)
                                                                                       -------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $36,545,556 for these securities.
--------------------------------------------------------------------------------

                                                              % of
                                                            Net Assets
----------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                                   100.3%                   $1,399,724,382(b)
Other Assets, Less Liabilities                                 (0.3%)                      (4,020,690)
                                                              -----                    --------------
Net Assets                                                    100.0%                   $1,395,703,692
                                                              =====                    ==============

--------------------------------------------------------------------------------
(b) The fund paid a total of $1,296,833,480 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

12 State Street Research Investment Trust

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $1,299,666,805 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                 $197,882,641

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                 (97,825,064)
                                                                ------------

                                                                $100,057,577
                                                                ============
--------------------------------------------------------------------------------

At December 31, 2002, the fund had a capital loss carryforward of $523,462,287 available, to the extent provided in regulations, to offset future capital gains, if any, of which $202,257,014 and $321,205,273 expire on December 31, 2009 and 2010, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through December 31, 2002, the fund incurred net capital losses of approximately $9,544,000 and intends to defer and treat such losses as arising in the fiscal year ended December 31, 2003.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2002

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                      $1,399,724,382(a)
Collateral for securities on loan                               49,166,102
Dividends receivable                                             1,725,879
Receivable for securities sold                                   1,157,893
Receivable for fund shares sold                                    309,644
Other assets                                                        30,289
                                                            --------------
                                                             1,452,114,189

Liabilities

Payable for collateral received on securities loaned            49,166,102
Payable for fund shares redeemed                                 4,827,810
Accrued transfer agent and shareholder services                  1,010,617
Accrued management fee                                             648,227
Accrued distribution and service fees                              333,069
Payable to custodian                                                98,494(b)
Accrued trustees' fee                                               40,101
Payable for securities purchased                                    31,735
Accrued administration fee                                          20,360
Other accrued expenses                                             233,982
                                                            --------------
                                                                56,410,497
                                                            --------------

Net Assets                                                  $1,395,703,692
                                                            ==============
Net Assets consist of:
Undistributed net investment income                             $1,825,961(c)
Unrealized appreciation of investments                         102,890,902
Accumulated net realized loss                                 (537,698,089)(c)
Paid in capital                                              1,828,684,918
                                                            --------------
                                                            $1,395,703,692(d)
                                                            ==============

*Includes securities on loan valued at $47,974,178

--------------------------------------------------------------------------------
(a)  The fund paid a total of $1,296,833,480 for these securities.
--------------------------------------------------------------------------------
(b) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2002, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------
(c) To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to litigation settlements. At December 31, 2002, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post-October losses and capital loss carryforwards. At December 31, 2002, the tax basis distributable earnings were: $1,825,961 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term capital gains.
--------------------------------------------------------------------------------
(d)             Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class           Net Assets       /       Number of Shares      =       NAV
  A            $382,597,799                 54,144,921                $7.07*
  B(1)         $237,325,212                 34,933,280                $6.79**
  B            $264,947,341                 38,361,746                $6.91**
  C             $31,558,281                  4,629,130                $6.82**
  S            $479,275,059                 66,692,361                $7.19

*     Maximum offering price per share = $7.50 ($7.07 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

14 State Street Research Investment Trust

Statement of Operations
--------------------------------------------------------------------------------
For the year ended December 31, 2002

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                $21,824,723(a)
Interest                                                         1,323,140(b)
                                                             -------------
                                                                23,147,863

Expenses

Management fee                                                   9,021,488(c)
Transfer agent and shareholder services                          4,642,747(d)
Distribution and service fees - Class A                          1,503,910(e)
Distribution and service fees - Class B(1)                       3,109,027(e)
Distribution and service fees - Class B                          1,411,595(e)
Distribution and service fees - Class C                            454,328(e)
Custodian fee                                                      382,049
Reports to shareholders                                            368,420
Registration fees                                                  142,380
Legal fees                                                          75,784
Administration fee                                                  75,035(f)
Trustees' fees                                                      68,284(g)
Audit fee                                                           37,800
Miscellaneous                                                      147,575
                                                             -------------
                                                                21,440,422
Fees paid indirectly                                              (253,034)(h)
                                                             -------------
                                                                21,187,388
                                                             -------------
Net investment income                                            1,960,475
                                                             -------------
Realized and Unrealized Loss
 on Investments

Net realized loss on investments                              (320,622,312)(i)
Change in unrealized depreciation
 of investments                                               (296,490,207)
                                                             -------------
Net loss on investments                                       (617,112,519)
                                                             -------------
Net decrease in net assets resulting
 from operations                                             ($615,152,044)
                                                             =============

--------------------------------------------------------------------------------
(a)  The fund paid foreign taxes of $107,923.
--------------------------------------------------------------------------------
(b) Includes $157,173 in income from the lending of portfolio securities. As of the report date, the fund had a total of $47,974,178 of securities out on loan and was holding a total of $49,166,102 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(c) The management fee is 0.55% of the first $500 million of average net assets, annually; 0.50% of the next $500 million; and 0.45% of any amount over $1 billion.
--------------------------------------------------------------------------------
(d) Includes a total of $2,024,802 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(e) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2002, there were $4,258,358 and $2,022,314 for Class A, and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(f) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(g) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(h) Represents transfer agent credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------
(i) The fund sold $1,703,075,887 worth of securities. During this same period, the fund also bought $1,353,630,543 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                   Years ended December 31
                                            ------------------------------------
                                                 2002                 2001
--------------------------------------------------------------------------------
Decrease in Net Assets

Operations:
Net investment income (loss)                    $1,960,475          ($5,197,156)
Net realized loss
 on investments                               (320,622,312)        (196,165,701)
Change in unrealized
 depreciation of investments                  (296,490,207)        (406,027,827)
                                            -----------------------------------
Net decrease resulting
 from operations                              (615,152,044)        (607,390,684)
                                            -----------------------------------
Distribution from capital gains:
 Class A                                                --           (5,169,887)
 Class B(1)                                             --           (3,062,434)
 Class B                                                --           (5,244,892)
 Class C                                                --             (560,631)
 Class S                                                --           (5,877,593)
                                            -----------------------------------
                                                        --          (19,915,437)
                                            -----------------------------------
Net decrease from
 fund share transactions                      (413,490,901)(a)     (254,006,963)
                                            -----------------------------------
Total decrease in net assets                (1,028,642,945)        (881,313,084)

Net Assets

Beginning of year                            2,424,346,637        3,305,659,721
                                            -----------------------------------
End of year                                 $1,395,703,692(b)    $2,424,346,637
                                            ===================================

--------------------------------------------------------------------------------
(b) Includes undistributed net investment income of $1,825,961 and $0, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

16 State Street Research Investment Trust

--------------------------------------------------------------------------------
(a) These transactions break down by share class as follows:

                                                                                 Years ended December 31
                                                        ----------------------------------------------------------------------------
                                                                     2002                                       2001
                                                        ----------------------------------------------------------------------------
Class A                                                   Shares              Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              13,447,988        $111,268,717*             28,085,932        $296,465,154
Issued upon reinvestment of distribution
 from capital gains                                              --                  --                 494,284           4,968,522
Shares redeemed                                         (26,790,086)       (215,623,942)            (31,765,189)       (330,290,463)
                                                        ----------------------------------------------------------------------------
Net decrease                                            (13,342,098)      ($104,355,225)             (3,184,973)       ($28,856,787)
                                                        ============================================================================

Class B(1)                                                   Shares              Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               4,600,577         $36,863,236**            10,125,914        $102,892,217
Issued upon reinvestment of distribution
 from capital gains                                              --                  --                 302,301           3,019,074
Shares redeemed                                         (12,497,579)        (95,637,020)***          (8,128,557)        (78,833,425)
                                                        ----------------------------------------------------------------------------
Net increase (decrease)                                  (7,897,002)       ($58,773,784)              2,299,658         $27,077,866
                                                        ============================================================================

Class B                                                      Shares              Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 808,228          $6,510,328**             1,287,140         $13,456,987
Issued upon reinvestment of distribution
 from capital gains                                              --                  --                 476,077           4,675,095
Shares redeemed                                         (20,397,555)       (160,624,524)***         (19,318,764)       (191,007,924)
                                                        ----------------------------------------------------------------------------
Net decrease                                            (19,589,327)      ($154,114,196)            (17,555,547)      ($172,875,842)
                                                        ============================================================================

Class C                                                      Shares              Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 356,421          $2,855,761**               970,963          $9,939,440
Issued upon reinvestment of distribution
 from capital gains                                              --                  --                  51,662             518,862
Shares redeemed                                          (2,547,821)        (19,811,050)****         (2,084,572)        (20,393,747)
                                                        ----------------------------------------------------------------------------
Net decrease                                             (2,191,400)       ($16,955,289)             (1,061,947)        ($9,935,445)
                                                        ============================================================================

Class S                                                      Shares              Amount                  Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               2,008,281         $17,678,851               2,108,543         $22,145,313
Issued upon reinvestment of distribution
 from capital gains                                              --                  --                 316,279           3,207,071
Shares redeemed                                         (11,863,179)        (96,971,258)             (9,025,807)        (94,769,139)
                                                        ----------------------------------------------------------------------------
Net decrease                                             (9,854,898)       ($79,292,407)             (6,600,985)       ($69,416,755)
                                                        ============================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $104,381 and $559,410, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales, but the commissions of $1,009,265, $373 and $1,572 for Class B(1), Class B and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $1,292,614 and $421,763 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $2,363 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                             Class A
                                                                 -----------------------------------------------------------------
                                                                                      Years ended December 31
                                                                 -----------------------------------------------------------------
Per-Share Data                                                     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year($)                               9.70         11.98         14.01         12.36         10.41
                                                                 -------       -------       -------       -------       -------
 Net investment income (loss)($)                                    0.01         (0.01)        (0.00)         0.02          0.07
 Net realized and unrealized gain (loss) on investments($)         (2.64)        (2.20)        (0.78)         2.37          2.89
                                                                 -------       -------       -------       -------       -------
Total from investment operations($)                                (2.63)        (2.21)        (0.78)         2.39          2.96
                                                                 -------       -------       -------       -------       -------
 Dividends from net investment income($)                              --            --            --         (0.01)        (0.06)
 Distributions from capital gains($)                                  --         (0.07)        (1.25)        (0.73)        (0.95)
                                                                 -------       -------       -------       -------       -------
Total distributions($)                                                --         (0.07)        (1.25)        (0.74)        (1.01)
                                                                 -------       -------       -------       -------       -------
Net asset value, end of year($)                                     7.07          9.70         11.98         14.01         12.36
                                                                 =======       =======       =======       =======       =======
Total return($)(b)                                                (27.11)       (18.44)        (5.90)        19.75         29.12

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                          382,598       654,911       846,485       802,359       574,858
Expense ratio($)                                                    1.11          1.11          0.94          0.93          0.85
Expense ratio after expense reductions($)                           1.10          1.10          0.93          0.92          0.84
Ratio of net investment income (loss) to average net assets($)      0.16         (0.06)        (0.02)         0.14          0.63
Portfolio turnover rate($)                                         75.46        105.61         86.64         71.45         66.32

                                                                                         Class B(1)
                                                                -------------------------------------------------------------
                                                                                   Years ended December 31
                                                                -------------------------------------------------------------
Per-Share Data                                                    2002(a)          2001(a)          2000(a)        1999(a)(c)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year($)                              9.40            11.68            13.79            12.25
                                                                -------          -------          -------          -------
 Net investment loss($)                                           (0.04)           (0.08)           (0.10)           (0.09)
 Net realized and unrealized gain (loss) on investments($)        (2.57)           (2.13)           (0.76)            2.36
                                                                -------          -------          -------          -------
Total from investment operations($)                               (2.61)           (2.21)           (0.86)            2.27
                                                                -------          -------          -------          -------
 Distributions from capital gains($)                                 --            (0.07)           (1.25)           (0.73)
                                                                -------          -------          -------          -------
Total distributions($)                                               --            (0.07)           (1.25)           (0.73)
                                                                -------          -------          -------          -------
Net asset value, end of year($)                                    6.79             9.40            11.68            13.79
                                                                =======          =======          =======          =======
Total return($)(b)                                               (27.77)          (18.92)           (6.58)           18.91

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                         237,325          402,415          473,407          298,303
Expense ratio($)                                                   1.81             1.81             1.66             1.68
Expense ratio after expense reductions($)                          1.80             1.80             1.65             1.67
Ratio of net investment loss to average net assets($)             (0.54)           (0.76)           (0.73)           (0.68)
Portfolio turnover rate($)                                        75.46           105.61            86.64            71.45

The text and notes are an integral part of the financial statements.

18 State Street Research Investment Trust

                                                                                              Class B
                                                                 -----------------------------------------------------------------
                                                                                      Years ended December 31
                                                                 -----------------------------------------------------------------
Per-Share Data                                                     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year($)                               9.48         11.75         13.80         12.25         10.34
                                                                 -------       -------       -------       ---------     -------
Net investment income (loss)($)                                     0.01         (0.04)        (0.04)        (0.06)        (0.01)
Net realized and unrealized gain (loss) on investments($)          (2.58)        (2.16)        (0.76)         2.34          2.87
                                                                 -------       -------       -------       ---------     -------
Total from investment operations($)                                (2.57)        (2.20)        (0.80)         2.28          2.86
                                                                 -------       -------       -------       ---------     -------
Distributions from capital gains($)                                   --         (0.07)        (1.25)        (0.73)        (0.95)
                                                                 -------       -------       -------       ---------     -------
Total distributions($)                                                --         (0.07)        (1.25)        (0.73)        (0.95)
                                                                 -------       -------       -------       ---------     -------
Net asset value, end of year($)                                     6.91          9.48         11.75         13.80         12.25
                                                                 =======       =======       =======       =========     =======
Total return($)(b)                                                (27.11)       (18.72)        (6.14)        18.99         28.26

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                          264,947       549,661       887,018       1,070,608     944,388
Expense ratio($)                                                    1.13          1.49          1.23          1.54          1.60
Expense ratio after expense reductions($)                           1.12          1.48          1.22          1.53          1.59
Ratio of net investment income (loss) to average net
  assets($)                                                         0.08         (0.43)        (0.31)        (0.46)        (0.12)
Portfolio turnover rate($)                                         75.46        105.61         86.64         71.45         66.32

                                                                                              Class C
                                                                 -----------------------------------------------------------------
                                                                                      Years ended December 31
                                                                 -----------------------------------------------------------------
Per-Share Data                                                     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year($)                               9.43         11.72         13.83         12.29         10.38
                                                                  ------        ------        ------        ------        ------
Net investment loss($)                                             (0.04)        (0.08)        (0.10)        (0.08)        (0.01)
Net realized and unrealized gain (loss) on investments($)          (2.57)        (2.14)        (0.76)         2.35          2.87
                                                                  ------        ------        ------        ------        ------
Total from investment operations($)                                (2.61)        (2.22)        (0.86)         2.27          2.86
                                                                  ------        ------        ------        ------        ------
Distributions from capital gains($)                                   --         (0.07)        (1.25)        (0.73)        (0.95)
                                                                  ------        ------        ------        ------        ------
Total distributions($)                                                --         (0.07)        (1.25)        (0.73)        (0.95)
                                                                  ------        ------        ------        ------        ------
Net asset value, end of year($)                                     6.82          9.43         11.72         13.83         12.29
                                                                  ======        ======        ======        ======        ======
Total return($)(b)                                                (27.68)       (18.94)        (6.56)        18.85         28.15

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                           31,558        64,297        92,373        90,977        55,263
Expense ratio($)                                                    1.81          1.81          1.66          1.68          1.60
Expense ratio after expense reductions($)                           1.80          1.80          1.65          1.67          1.59
Ratio of net investment loss to average net assets($)              (0.55)        (0.76)        (0.73)        (0.62)        (0.13)
Portfolio turnover rate($)                                         75.46        105.61         86.64         71.45         66.32

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class), to December 31, 1999.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                               Class S
                                                                 ------------------------------------------------------------------
                                                                                       Years ended December 31
                                                                 ------------------------------------------------------------------
Per-Share Data                                                     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year($)                                  9.84         12.10         14.10         12.42         10.45
                                                                 ----------    ----------    ----------    ----------    ----------
Net investment income($)                                               0.04          0.03          0.04          0.05          0.10
Net realized and unrealized gain (loss) on investments($)             (2.69)        (2.22)        (0.79)         2.38          2.91
                                                                 ----------    ----------    ----------    ----------    ----------
Total from investment operations($)                                   (2.65)        (2.19)        (0.75)         2.43          3.01
                                                                 ----------    ----------    ----------    ----------    ----------
Dividends from net investment income($)                                  --            --          0.00         (0.02)        (0.09)
Distributions from capital gains($)                                      --         (0.07)        (1.25)        (0.73)        (0.95)
                                                                 ----------    ----------    ----------    ----------    ----------
Total distributions($)                                                   --         (0.07)        (1.25)        (0.75)        (1.04)
                                                                 ----------    ----------    ----------    ----------    ----------
Net asset value, end of year($)                                        7.19          9.84         12.10         14.10         12.42
                                                                 ==========    ==========    ==========    ==========    ==========
Total return($)(b)                                                   (26.93)       (18.09)        (5.64)        20.01         29.51

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             479,275       753,064     1,006,378     1,157,727     1,030,011
Expense ratio($)                                                       0.81          0.81          0.66          0.68          0.60
Expense ratio after expense reductions($)                              0.80          0.80          0.65          0.67          0.59
Ratio of net investment income to average net assets($)                0.46          0.24          0.26          0.39          0.88
Portfolio turnover rate($)                                            75.46        105.61         86.64         71.45         66.32

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Master Investment Trust and the Shareholders of
State Street Research Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Investment Trust (a series of State Street Research Master Investment Trust, hereafter referred to as the "Trust") at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2003

20 State Street Research Investment Trust

State Street Research Master Investment Trust

                                                                                         Number of Funds
     Name,     Position(s)  Term of Office                                               in Fund Complex             Other
   Address      Held with    and Length of           Principal Occupations                 Overseen by         Directorships Held
 and Age (a)      Fund      Time Served (b)           During Past 5 Years              Trustee/Officer (c)     by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent
Trustees
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond    Trustee      Since 1999     Retired; formerly Chairman of the                  24          Ceridian Corporation
(56)                                         Board, Chief Executive Officer and
                                             President, PictureTel Corporation
                                             (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee      Since 1997     Retired; formerly Senior Vice                      44          Metropolitan Series
Garban                                       President for Finance and Operations                           Fund, Inc.(d)
(65)                                         and Treasurer, The Pennsylvania State
                                             University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee      Since 1986     Retired; formerly Executive Vice                   44          The Clorox Company;
Morton                                       President, Chief Operating Officer and                         KLA-Tencor Corporation;
(70)                                         Director, Hewlett-Packard Company                              BEA Systems, Inc.;
                                             (computer manufacturer)                                        Cepheid; Pharsight
                                                                                                            Corporation; and
                                                                                                            Metropolitan Series
                                                                                                            Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee      Since 1999     Dean, School of Business and Public                24          None
Phillips                                     Management, George Washington
(58)                                         University; formerly a member of the
                                             Board of Governors of the Federal
                                             Reserve System; and Chairman and
                                             Commissioner of the Commodity Futures
                                             Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee      Since 1993     President, Founders Investments Ltd.               44          A. P. Pharma, Inc.; and
Rosenblatt                                   (investments); formerly President, The                         Metropolitan Series
(64)                                         Glen Ellen Company (private investment                         Fund, Inc.(d)
                                             firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee      Since 1987     Jay W. Forrester Professor of                      44          Metropolitan Series
Scott Morton                                 Management, Sloan School of                                    Fund, Inc.(d)
(65)                                         Management, Massachusetts Institute of
                                             Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee      Since 2002     Attorney; formerly Partner, Dechert                24          SEI Investments Funds
Storey                                       (law firm)                                                     (consisting of 104
(71)                                                                                                        portfolios); and The
                                                                                                            Massachusetts Health &
                                                                                                            Education Tax-Exempt
                                                                                                            Trust
------------------------------------------------------------------------------------------------------------------------------------
Interested
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard S.       Trustee      Since 2000     Chairman of the Board, President and               24          None
Davis++                                      Chief Executive Officer of State
(57)                                         Street Research & Management Company;
                                             formerly Senior Vice President, Fixed
                                             Income Investments, Metropolitan Life
                                             Insurance Company; and Managing
                                             Director, J.P. Morgan Investment
                                             Management
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice        Since 2002     Managing Director and Chief                       22          None
Goodwin         President                    Investment Officer-Equities of
(43)                                         State Street Research & Management
                                             Company; formerly Chief Investment
                                             Officer-U.S. Growth Equities,
                                             American Century; and Senior Vice
                                             President and portfolio manager,
                                             Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice        Since 2001     Managing Director, Chief Financial                 24          None
Lombardo        President                    Officer and Director of State Street
(48)                                         Research & Management Company;
                                             formerly Executive Vice President,
                                             State Street Research & Management
                                             Company; and Senior Vice President,
                                             Product and Financial Management,
                                             MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Gregory S.       Vice         Since 2002     Vice President and portfolio manager of             1          None
Markel         President                     State Street Research & Management
(39)                                         Company
------------------------------------------------------------------------------------------------------------------------------------
John Wilson      Vice         Since 1996     Managing Director of State Street                   1          None
(39)           President                     Research & Management Company; formerly,
                                             Vice President and Senior Vice President,
                                             of State Street Research & Management
                                             Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.     Treasurer      Since 2001     Senior Vice President and Treasurer of             24          None
Romich                                       State Street Research & Management
(46)                                         Company; formerly Vice President and
                                             Assistant Treasurer, State Street
                                             Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.     Secretary      Since 1995     Managing Director, General Counsel and             24          None
McNamara, III                                Secretary of State Street Research &
(47)                                         Management Company; formerly Executive
                                             Vice President, State Street Research
                                             & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


22 State Street Research Investment Trust

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                   PERMIT #6
                                                                  HUDSON, MA
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
----------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
----------------------------------------
[GRAPHIC]   For a professional
            perspective on the markets,
            the economy and timely
            investment topics, tune in
            to a State Street Research
            webcast.

Complete Fund Listing
----------------------------------------
[GRAPHIC]   For a list of our funds,
            visit our web site at
            www.ssrfunds.com under
            Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to
[GRAPHIC]   participate and was not industrywide.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Investment Trust Fund prospectus. When used after March 31, 2003, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690
Cover Image: (C) Corbis Images/PictureQuest

CONTROL NUMBER:(exp0204)SSR-LD                                      IT-1220-0203